Note 2 - Securities - Amortized Cost and Fair Values of Debt Securities by Contractual Maturity (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Available-for-sale Securities, Debt Maturities, Next Twelve Months, Amortized Cost Basis	$ 3,591	$ 3,087
Available-for-sale Securities, Debt Maturities, Next Twelve Months, Fair Value	3,597	3,097
Available-for-sale Securities, Debt Maturities, Year Two Through Five, Amortized Cost Basis	18,177	20,787
Available-for-sale Securities, Debt Maturities, Year Two Through Five, Fair Value	18,290	20,645
Available-for-sale Securities, Debt Maturities, Year Six Through Ten, Amortized Cost Basis	25,489	27,462
Available-for-sale Securities, Debt Maturities, Year Six Through Ten, Fair Value	25,708	27,235
Available-for-sale Securities, Debt Maturities, after Ten Years, Amortized Cost Basis	27,641	22,115
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	28,110	21,735
Available-for-sale Securities, Debt Maturities, Single Maturity Date, Amortized Cost Basis	74,898	73,451
Available-for-sale Securities, Debt Maturities, Single Maturity Date	75,705	72,712
Available-for-sale Debt Securities, Amortized Cost Basis	141,442	146,097	$ 141,411
Securities, available-for-sale	141,652	144,028	142,086
Held-to-maturity Securities, Debt Maturities, after Five Through Ten Years, Net Carrying Amount	489	527
Held-to-maturity Securities, Debt Maturities, Year Six Through Ten, Fair Value	501	527
Held-to-maturity Securities, Debt Maturities, after Ten Years, Net Carrying Amount	3,335	3,497
Held-to-maturity Securities, Debt Maturities, after Ten Years, Fair Value	3,360	3,521
Held-to-maturity Securities	3,824	4,024	4,259
Held-to-maturity Securities, Fair Value	3,861	4,048	4,329
U.S. Government-sponsored Mortgage-backed and Related Securities [Member]
Available-for-sale Securities, Debt Maturities, without Single Maturity Date, Amortized Cost Basis	66,544	72,468
Available-for-sale Securities, Debt Maturities, without Single Maturity Date, Fair Value	$ 65,947	70,589
Pooled Trust Preferred Securities Subject to Mandatory Redemption [Member]
Available-for-sale Securities, Debt Maturities, without Single Maturity Date, Amortized Cost Basis		178
Available-for-sale Securities, Debt Maturities, without Single Maturity Date, Fair Value		727
Available-for-sale Debt Securities, Amortized Cost Basis		178	155
Securities, available-for-sale		$ 727	$ 532